Unaudited Condensed Consolidated Statements of Comprehensive (Loss) / Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenue:
Revenues	$ 54,234	$ 57,533
Revenues - related party (Note 5)	0	701
Total revenues	54,234	58,234
Expenses:
Voyage expenses	1,126	5,463
Vessel operating expenses	11,139	14,030
Vessel operating expenses - related party (Note 5)	1,928	2,162
General and administrative expenses (Note 5)	1,987	3,186
Vessel depreciation and amortization (Note 6)	14,475	17,175
Operating income	23,579	16,218
Other income / (expense), net:
Interest expense and finance cost	(9,034)	(9,565)
Other income	720	511
Total other expense, net	(8,314)	(9,054)
Partnership's net income from continuing operations	15,265	7,164
Preferred unit holders' interest in Partnership's net income from continuing operations	8,996	5,550
General Partner's interest in Partnership's net income from continuing operations	118	30
Common unit holders' interest in Partnership's net income from continuing operations	6,151	1,584
Partnership's net (loss) / income from discontinued operations (Note 4)	(146,738)	2,123
Partnership's net (loss) / income	$ (131,473)	$ 9,287
Net income from continuing operations per (Note 11):
Common unit, basic and diluted	$ 0.34	$ 0.09
Weighted-average units outstanding:
Common units, basic and diluted	18,178,100	18,100,241
Net (loss) / income from discontinued operations per:
Common unit, basic and diluted	$ (7.92)	$ 0.11
Net (loss) / income from operations per (Note 10):
Common unit, basic and diluted	$ (7.58)	$ 0.2